Diane N. Ledger,
CLU
Vice President
Variable Regulatory Compliance
Law Department
(949) 219-3743 Telephone
(949) 219-6952 Facsimile
dledger@pacificlife.com

July 27, 2004

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	Pacific Innovations Select Individual flexible premium deferred variable annuity File No. 333-71081 Separate Account A of Pacific Life & Annuity Company File Number 811-09203

Dear Sir or Madam:

Pursuant to Rule 497 (j) under the Securities Act of 1933 (“1933 Act”), as amended, we hereby certify on behalf of Pacific Life & Annuity Company (“PL&A”) and Separate Account A (“Separate Account”) of PL&A, that the form of Supplement for Pacific Innovations Select individual flexible premium deferred variable annuity contract (File No. 333-71081) that would have been filed under Rule 497 (c) does not differ from that contained in the Separate Account’s Post Effective Amendment No. 9 on form N-4 which was filed electronically with the Commission on July 23, 2004.

Very truly yours,

/s/ Diane N. Ledger

Diane N. Ledger

700 Newport Center Drive, Newport Beach, California 92660